Description of Business and Segmented Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information

A) Results of Operations – Segment and Operational Information

	Oil Sands			Deep Basin			Refining and Marketing
For the years ended December 31,	2019	2018	2017	2019	2018	2017	2019	2018	2017
Revenues
Gross Sales	10,838	10,026	7,362	691	904	555	10,513	11,183	9,852
Less: Royalties	1,143	473	230	29	72	41	-	-	-
	9,695	9,553	7,132	662	832	514	10,513	11,183	9,852
Expenses
Purchased Product	-	-	-	-	-	-	8,844	9,261	8,476
Transportation and Blending	5,152	5,879	3,704	82	90	56	-	-	-
Operating	1,039	1,037	934	337	403	250	948	927	772
Production and Mineral Taxes	-	-	-	1	1	1	-	-	-
(Gain) Loss on Risk Management	23	1,551	307	-	26	-	(16)	(1)	6
Operating Margin	3,481	1,086	2,187	242	312	207	737	996	598
Depreciation, Depletion and Amortization	1,543	1,439	1,230	319	412	331	280	222	215
Exploration Expense	18	6	888	64	2,117	-	-	-	-
Segment Income (Loss)	1,920	(359)	69	(141)	(2,217)	(124)	457	774	383

				Corporate and Eliminations			Consolidated
For the years ended December 31,				2019	2018	2017	2019	2018	2017
Revenues
Gross Sales				(689)	(724)	(455)	21,353	21,389	17,314
Less: Royalties				-	-	-	1,172	545	271
				(689)	(724)	(455)	20,181	20,844	17,043
Expenses
Purchased Product				(417)	(517)	(443)	8,427	8,744	8,033
Transportation and Blending				(50)	(27)	(12)	5,184	5,942	3,748
Operating				(236)	(183)	(7)	2,088	2,184	1,949
Production and Mineral Taxes				-	-	-	1	1	1
(Gain) Loss on Risk Management				149	(1,271)	583	156	305	896
Depreciation, Depletion and Amortization				107	58	62	2,249	2,131	1,838
Exploration Expense				-	-	-	82	2,123	888
Segment Income (Loss)				(242)	1,216	(638)	1,994	(586)	(310)
General and Administrative				336	391	300	336	391	300
Onerous Contract Provisions				(5)	629	8	(5)	629	8
Finance Costs				511	627	645	511	627	645
Interest Income				(12)	(19)	(62)	(12)	(19)	(62)
Foreign Exchange (Gain) Loss, Net				(404)	854	(812)	(404)	854	(812)
Revaluation (Gain)				-	-	(2,555)	-	-	(2,555)
Transaction Costs				-	-	56	-	-	56
Re-measurement of Contingent Payment				164	50	(138)	164	50	(138)
Research Costs				20	25	36	20	25	36
(Gain) Loss on Divestiture of Assets				(2)	795	1	(2)	795	1
Other (Income) Loss, Net				(11)	(12)	(5)	(11)	(12)	(5)
				597	3,340	(2,526)	597	3,340	(2,526)
Earnings (Loss) From Continuing Operations Before Income Tax							1,397	(3,926)	2,216
Income Tax Expense (Recovery)							(797)	(1,010)	(52)
Net Earnings (Loss) From Continuing Operations							2,194	(2,916)	2,268

Schedule of Revenues by Product

B) Revenues by Product

For the years ended December 31,	2019	2018	2017
Upstream
Crude Oil	9,790	9,662	7,184
Natural Gas	300	321	235
NGLs	202	333	184
Other	65	69	43
Refined Product	8,291	9,032	7,312
Market Optimization	2,222	2,151	2,540
Corporate and Eliminations	(689)	(724)	(455)
Revenues From Continuing Operations	20,181	20,844	17,043

Schedule of Geographical Information

C) Geographical Information

	Revenues
For the years ended December 31,	2019	2018	2017
Canada	11,799	11,695	9,723
United States	8,382	9,149	7,320
Consolidated	20,181	20,844	17,043

	Non-Current Assets (1)
As at December 31,	2019	2018
Canada	28,336	27,644
United States	4,093	4,175
Consolidated	32,429	31,819
(1)	Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, other assets and goodwill.

Schedule of Assets by Segment

D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
As at December 31,	2019	2018	2019	2018	2019	2018
Oil Sands	703	639	20,924	21,646	768	-
Deep Basin	84	146	2,433	2,482	3	-
Refining and Marketing	-	-	4,131	4,284	77	-
Corporate and Eliminations	-	-	346	286	477	-
Consolidated	787	785	27,834	28,698	1,325	-

	Goodwill		Total Assets
As at December 31,	2019	2018	2019	2018
Oil Sands	2,272	2,272	26,317	25,373
Deep Basin	-	-	2,640	2,742
Refining and Marketing	-	-	5,688	5,621
Corporate and Eliminations	-	-	1,068	1,424
Discontinued Operations	-	-	-	14
Consolidated	2,272	2,272	35,713	35,174

Schedule of Capital Expenditures

E) Capital Expenditures (1)

For the years ended December 31,	2019	2018	2017
Capital Investment
Oil Sands	706	887	973
Deep Basin	53	211	225
Refining and Marketing	280	208	180
Corporate and Eliminations	137	57	77
Discontinued Operations	-	-	206
	1,176	1,363	1,661
Acquisition Capital
Oil Sands (2)	2	332	11,614
Deep Basin	7	9	6,774
Refining and Marketing	4	-	-
Total Capital Expenditures	1,189	1,704	20,049
(1)	Includes expenditures on PP&E, E&E assets and assets held for sale.
(2)

In connection with the acquisition discussed in Note 9, Cenovus was deemed to have disposed of its pre-existing interest in FCCL Partnership (“FCCL”) and re-acquired it at fair value as required by International Financial Reporting Standard 3, “Business Combinations” (“IFRS 3”), which is not reflected in the table above. The carrying value of the pre-existing interest was $9,081 million and the estimated fair value was $11,605 million as at May 17, 2017.